Financial liabilities - Summary and Movement (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			€ 97,700	€ 77,139
Financial liabilities designated at fair value through profit or loss			59,619	60,995
Financial liabilities at amortised cost			1,283,581	1,230,745
Changes in financial instruments, Liabilities
Perimeter	€ 21
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			84,202	63,016
Short positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			13,498	14,123
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			0	0
Financial liabilities designated at fair value through profit or loss			55,233	57,111
Financial liabilities at amortised cost			999,700	942,417
Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			0	0
Financial liabilities designated at fair value through profit or loss			9,702	12,854
Financial liabilities at amortised cost			103,445	62,468
Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			0	0
Financial liabilities designated at fair value through profit or loss			9,185	9,340
Financial liabilities at amortised cost			85,769	90,501
Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			0	0
Financial liabilities designated at fair value through profit or loss			36,346	34,917
Financial liabilities at amortised cost			810,486	789,448
Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			0	0
Financial liabilities designated at fair value through profit or loss			4,386	3,758
Financial liabilities at amortised cost			254,398	258,219
Financial liabilities	261,977		258,784	261,977
Changes in financial instruments, Liabilities
Balance at beginning of year	261,977
Balance at year-end	258,784
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			0	0
Financial liabilities designated at fair value through profit or loss			0	126
Financial liabilities at amortised cost			29,483	30,109
Bonds And Debentures And Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	226,718	€ 223,741	226,718	229,333
Changes in financial instruments, Liabilities
Balance at beginning of year	229,333	219,174
Perimeter	0	0
Issues	40,962	33,161
Repurchases or redemptions	(38,364)	(30,215)
Exchange rate and other adjustments	(5,213)	1,621
Balance at year-end	226,718	223,741
Bonds And Debentures
Disclosure of financial liabilities [line items]
Financial liabilities	206,241	202,464	206,241	208,455
Changes in financial instruments, Liabilities
Balance at beginning of year	208,455	195,498
Perimeter	0	0
Issues	39,109	32,105
Repurchases or redemptions	(36,749)	(26,713)
Exchange rate and other adjustments	(4,574)	1,574
Balance at year-end	206,241	202,464
Bonds And Debentures | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	208,455		206,241	208,455
Changes in financial instruments, Liabilities
Balance at beginning of year	208,455
Balance at year-end	206,241
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,477	21,277	20,477	20,878
Changes in financial instruments, Liabilities
Balance at beginning of year	20,878	23,676
Perimeter	0	0
Issues	1,853	1,056
Repurchases or redemptions	(1,615)	(3,502)
Exchange rate and other adjustments	(639)	47
Balance at year-end	20,477	€ 21,277
Subordinated liabilities | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	20,878		20,477	20,878
Changes in financial instruments, Liabilities
Balance at beginning of year	20,878
Balance at year-end	20,477
Promissory Notes and Other Securities | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	32,644		€ 32,066	€ 32,644
Changes in financial instruments, Liabilities
Balance at beginning of year	32,644
Balance at year-end	€ 32,066